EQUITY-BASED AND OTHER COMPENSATION	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
EQUITY-BASED AND OTHER COMPENSATION
EQUITY-BASED AND OTHER COMPENSATION

Fortress’s total compensation and benefits expense, excluding Principals Agreement Compensation, but including Principal Performance Payments (described below), is comprised of the following:

	Year Ended December 31,
	2014	2013	2012
Equity-based compensation, per below	$38,157	$39,266	$213,274
Profit-sharing expense, per below	269,162	263,436	154,658
Discretionary bonuses	239,561	220,114	197,677
Other payroll, taxes and benefits	248,481	218,945	184,750
	$795,361	$741,761	$750,359

Equity-Based Compensation

Fortress currently has several categories of equity-based compensation which are accounted for as described in the table below. A total of 181,593,848 Class A shares have been authorized for issuance under Fortress’s equity-based compensation plan as of December 31, 2014. RSUs are Class A restricted share units which entitle the holder to receive Class A shares on various future dates if the applicable service conditions, if any, are met.

		Service	Entitled to		December 31, 2014
	Type of	Conditions	Dividends		Shares/Units
Granted To	Award	(A)	(B)	Accounting	Outstanding
Employees	RSUs	Yes	Yes	Fair value at grant date expensed over service period.	7,196,292
	RSUs	Yes	No	Fair value at grant date discounted for the non-entitlement to dividends, expensed over service period.	12,957,454
	RPUs (C)	Yes (C)	Yes (C)	Fair value at grant date expensed over service period.	—
Directors	Restricted Shares	Yes	Yes	Fair value at grant date expensed over service period.	1,045,134
Non- Employees (employees of affiliates and former employee)	RSUs	Yes	No	Fair value at grant date discounted for the non-entitlement to dividends, expensed over service period. Subsequent changes in fair value, through the vesting date, expensed over remaining service period with a cumulative catch-up adjustment in the period of change.	396,874

(A)
Generally, employee awards made at the time of the initial public offering vested 25% at the end of each of the third through sixth years of service (with a final vesting in January 2013). Subsequent employee awards made through December 31, 2011 generally vest over 2.5 years, 33 1/3% at each of three annual dates. Employee awards made during 2012, 2013 and 2014 generally vest over 3 years, 50% each in years two and three. Certain employees have different vesting schedules. Vesting of awards may be accelerated if an employee is terminated without cause, or in the event of death or disability, or a change in control of Fortress.

(B)
Vested Class A shares are delivered to employee grant recipients within no more than six months after vesting or, in certain circumstances, on an agreed schedule. Director restricted shares are delivered effective on the grant date.  Certain awards entitle the recipient to receive dividend equivalent payments prior to such delivery dates or between vesting and delivery.

(C)
Represents FOG restricted partnership units ("RPUs") granted to a former senior employee. In connection with the grant of these interests, the employee received partnership distribution equivalent payments on such units with economic effect as from January1, 2008. The RPUs vest into full capital interests in newly issued Fortress Operating Group units. One third of the RPUs vested in each of January 2011, January 2012 and January 2013.

The aggregate fair value of each of the RSU grants which are subject to service conditions is reduced by an estimated forfeiture factor (that is, the estimated amount of awards which will be forfeited prior to vesting). The estimated forfeiture factor is based upon historic forfeiture and turnover rates within Fortress, adjusted for the expected effects of the grants on turnover, the actual price of Fortress’s shares, the economic environment and other factors in the best judgment of management. The estimated forfeiture factor is reviewed at each reporting date. These reviews resulted in changes in estimated forfeiture factors in 2014 and 2013, but not in 2012, which caused increases in equity-based compensation expense of $2.2 million and $1.2 million, respectively.

The estimated forfeiture factors which Fortress has used for the periods December 31, 2014, 2013 and 2012 were (i) a range of 38% to 39% for non-dividend paying RSUs granted prior to 2010, (ii) a range of 8% to 30% for non-dividend paying RSUs granted from 2010 to 2014 and (iii) a range of 8% to 25% for dividend paying RSUs granted in 2010 and 2013.

The risk-free discount rate assumptions used in valuing certain awards were based on the applicable U.S. Treasury rate of like term. The dividend yield assumptions used in valuing certain awards were based on Fortress’s actual dividend rate at the time of the award; the dividend growth rate used with respect to certain awards was based on management’s judgment and expectations.

The discount related to RSUs, which do not entitle the recipients to dividend equivalents prior to the vesting of Class A shares, was based on the estimated present value of dividends to be paid during the vesting period, which in turn was based on an estimated initial dividend rate (based on the actual dividend rate on the grant date), an estimated dividend growth rate and a risk-free discount rate (based on grant date and term), as follows:

	Range of Assumptions
	2014	2013	2012
Initial dividend rate	4.00%	5.00%	6.00%
Dividend growth rate	5.00%	3.64%	0.00%
Risk-free discount rate	0.28%	0.18%	0.13%

Each of these elements, particularly the forfeiture factor and the dividend growth rate used in valuing certain awards, are subject to judgment and variability.

When Fortress records equity-based compensation expense, including that related to the Principals Agreement (as described below), it records a corresponding increase in capital. When Fortress delivers Class A shares as a result of the vesting of equity-based compensation, to the extent that it pays withholding taxes in cash (rather than through the sale of employee shares upon delivery) it will record a decrease in capital related to these payments.

The following tables set forth information regarding equity-based compensation activities.

	RSUs				Restricted Shares		RPUs
	Employees		Non-Employees		Issued to Directors		Employees
	Number	Value (A)	Number	Value (A)	Number	Value (A)	Number	Value (A)
Outstanding at December 31, 2011	34,670,464	$10.49	787,046	$11.33	570,293	$6.24	20,666,667	$13.75
2012
Issued	6,821,847	2.96	—	—	257,918	3.18	—	—
Transfers	(1,794,043)	3.09	1,794,043	3.09	—	—	—	—
Converted to Class A shares	(13,496,889)	11.60	(1,293,693)	5.62	—	—	(4,340,000)	13.75
Converted to Class B shares	—	—	—	—	—	—	(5,993,333)	13.75
Forfeited	(4,446,835)	3.68	(40,990)	8.03	—	—	—	—
Outstanding at December 31, 2012	21,754,544	9.44	1,246,406	5.51	828,211	5.29	10,333,334	13.75

2013
Issued	8,950,696	5.10	—	—	127,533	6.21	—	—
Transfers	—	—	—	—	—	—	—	—
Converted to Class A shares	(10,762,805)	12.52	(1,231,906)	5.53	—	—	(10,333,334)	13.75
Forfeited	(713,969)	3.72	—	—	—	—	—	—
Outstanding at December 31, 2013	19,228,466	4.14	14,500	3.12	955,744	5.41	—	—

2014
Issued	8,415,043	7.19	237,498	7.18	89,390	7.38	—	—
Transfers	(152,313)	5.09	152,313	5.64	—	—	—	—
Converted to Class A shares	(5,591,854)	3.81	(7,437)	3.28	—	—	—	—
Forfeited	(1,745,596)	3.87	—	—	—	—	—	—
Outstanding at December 31, 2014 (B)	20,153,746	$5.52	396,874	$6.51	1,045,134	$5.58	—	$—

	Year Ended December 31,
	2014	2013	2012
Expense incurred (B)
Employee RSUs	$22,925	$22,869	$116,339
Non-Employee RSUs	1,428	1	734
Principal Performance Payments (C)	13,307	16,396	5,422
Granted Class A Shares (D)	497	—	—
Restricted Shares (E)	—	—	24
RPUs	—	—	90,755
Total equity-based compensation expense	$38,157	$39,266	$213,274

(A)	Represents the weighted average grant date estimated fair value per share or unit.

(B)
In future periods, Fortress will further recognize compensation expense on its non-vested equity based awards outstanding as of December 31, 2014 of $53.2 million, with a weighted average recognition period of 2.2 years. This does not include contingent amounts.

(C)	A total of approximately 0.5 million, 3.2 million and 2.9 million RSUs were awarded as Principal Performance Payments based on 2014, 2013 and 2012 results, respectively.

(D)	Represents expense associated with vested Class A shares granted during the year ended December 31, 2014.

(E)
Certain restricted shares granted to directors are recorded in General and Administrative Expense ($0.5 million, $0.6 million and $0.8 million for the years ended December 31, 2014, 2013 and 2012 respectively) and therefore are not included above.

In August 2011, Fortress’s Principals extended their employment for a new five-year term effective January 1, 2012, on substantially similar terms and conditions as their prior employment agreements. Additionally, under a new compensation plan adopted by Fortress, the Principals receive annual payments (“Principal Performance Payments”) based on the performance of the existing AUM (as of December 31, 2011) of Fortress’s flagship hedge funds during a given year and on their success in raising and investing new funds across all businesses and the performance of these new funds during a given fiscal year.

Principal Performance Payments are comprised of a mix of cash and equity-based compensation, with the equity component becoming larger as performance, and the size of the payments, increases. Specifically the plan calls for payments of: (i) 20% of the incentive income earned from existing flagship hedge fund AUM and 20% of the fund management distributable earnings above a threshold for publicly traded permanent capital vehicles existing at January 1, 2012, as well as (ii) either 10% or 20% (based on the level of involvement of the Principal) of the fund management distributable earnings of new AUM in new businesses and 20% of fund management distributable earnings for new flagship hedge fund AUM. Payments of up to 10% of fund management distributable earnings before Principal Performance Payments, in each of the Principals' respective businesses, are made in cash, and payments in excess of this threshold are made in RSUs that will vest in equal increments over three years.

Pursuant to the new employment agreements, each Principal receives annual compensation of $200,000. The Principals' employment agreements contain customary post-employment non-competition and non-solicitation covenants. In order to ensure the Principals' compliance with such covenants, an amount equal to 50% of the after-tax cash portion of any Principal Performance Payments are subject to mandatory investment in Fortress-managed funds, and such invested amounts will serve as collateral against any breach of those covenants.

The expense for Principal Performance Payments was comprised of the following:

	Year Ended December 31, 2014			Year Ended December 31, 2013
	Equity-Based Compensation	Profit Sharing Expense	Total	Equity-Based Compensation	Profit Sharing Expense	Total
Private equity business	$—	$5,588	$5,588	$—	$2,401	$2,401
Liquid hedge fund business	3,730	1,591	5,321	5,019	12,548	17,567
Credit business	9,577	22,202	31,779	11,377	19,664	31,041
Total	$13,307	$29,381	$42,688	$16,396	$34,613	$51,009

In April 2010, in connection with the acquisition of Logan Circle, Fortress created the Logan Circle Comp Plan, as amended. The Logan Circle Comp Plan provides for annual bonuses which may be paid partially in RSUs, as well as for potential Class A share awards to certain employees related to the years 2016 and 2017. These awards are annual performance-based awards and depend on the future performance of Logan Circle in the specific years to which they relate. Furthermore, the amounts of RSUs or shares to be awarded are not fixed until the respective year is completed. As such, these awards are expensed over the related service period. If Logan Circle meets the future performance targets under this plan, the amounts to be awarded could be significant. Through December 31, 2014, no compensation expense was recognized under this plan as the satisfaction of the performance condition and amount of the award were not considered to be probable.

In January 2012, Fortress’s CEO announced his resignation effective in February 2012. In connection with this resignation, Fortress has recorded $5.0 million of equity-based compensation expense in 2012, primarily related to 1.8 million RSUs which will vest pursuant to his separation agreement. As a result of this resignation, approximately 4.0 million RSUs were forfeited.

Profit Sharing Expense

Recognized profit sharing compensation expense is summarized as follows:

	Year Ended December 31,
	2014	2013	2012
Private equity funds	$303	$2,135	$966
Permanent capital vehicles	13,221	10,690	10,134
Liquid hedge funds	29,347	51,886	21,350
Credit hedge funds	59,819	95,229	65,298
Credit PE funds	137,091	68,883	36,759
Principal Performance Payments (A)	29,381	34,613	20,151
Total	$269,162	$263,436	$154,658

(A)	Relates to all applicable segments.

401(K) Plan

Fortress has established a tax qualified retirement plan (the “401(K) Plan”) that provides employees with an opportunity to save for retirement on a tax advantaged basis. Employees participate in the 401(K) Plan on their first day of employment and are able to defer compensation up to the limits established by the Internal Revenue Service. Fortress matches a portion of the employees’ contributions up to a maximum amount. Fortress expects to contribute approximately $4.8 million to the 401(K) Plan in 2015 related to employee contributions made in 2014. Similarly, Fortress contributed $4.2 million and $3.9 million related to employee contributions in 2013 and 2012, respectively.